ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated financial information
Total current assets	$ 952,734	$ 1,116,970
TOTAL ASSETS	1,201,813	1,278,008
Total current liabilities	90,119	60,487
TOTAL LIABILITIES	96,683	67,463
Net revenues	176,086	117,967	76,535
Income (loss) from operations	(91,723)	(30,192)	7,681
Income (loss) from Continuing operations	(75,053)	41,004	(61,195)
Net loss-Discontinued operations			(2,960)
Net income (loss)	(75,053)	41,004	(64,155)
Net cash provided by (used in) operating activities	(11,087)	(3,200)	17,288
Net cash (used in) provided by investing activities	(12,742)	(800,899)	(4,265)
Net cash provided by (used in) financing activities	(53,892)	950,792	32,721
VIEs and its subsidiaries
Consolidated financial information
Total current assets	24,523	63,417
Total non-current assets	83,079	38,764
TOTAL ASSETS	107,602	102,181
Total current liabilities	84,865	52,709
Total non-current liabilities	30	5,517
TOTAL LIABILITIES	84,895	58,226
Net revenues	174,608	117,339	76,535
Income (loss) from operations	64,591	12,403	38,435
Income (loss) from Continuing operations	(64,940)	14,716	40,758
Net loss-Discontinued operations			(777)
Net income (loss)	(64,940)	14,716	39,981
Net cash provided by (used in) operating activities	21,101	(3,804)	30,160
Net cash (used in) provided by investing activities	(21,411)	(18,572)	(6,095)
Net cash provided by (used in) financing activities	1,050	(753)	(1,899)
Percentage of VIEs revenues to the consolidated net revenues	100.00%	99.50%	99.20%
Percentage of VIEs assets to the consolidated total assets	8.00%	8.90%
Percentage of VIEs liability to the consolidated total liabilities	86.30%	87.80%
VIEs creditors having recourse to general credit of the Company	0
Number of terms under arrangement with VIEs to provide financial support	0
Group without its VIEs and VIEs' subsidiaries
Consolidated financial information
Total current assets	1,026,221	1,053,553
Total non-current assets	67,990	122,274
TOTAL ASSETS	1,094,211	1,175,827
Total current liabilities	5,255	7,778
Total non-current liabilities	6,533	1,459
TOTAL LIABILITIES	11,788	9,237
Net revenues	1,478	628
Income (loss) from operations	(27,132)	(42,595)	(30,754)
Income (loss) from Continuing operations	(10,113)	26,288	(101,953)
Net loss-Discontinued operations			(2,183)
Net income (loss)	(10,113)	26,288	(104,136)
Net cash provided by (used in) operating activities	(32,188)	604	(12,872)
Net cash (used in) provided by investing activities	8,669	(782,327)	1,830
Net cash provided by (used in) financing activities	$ (54,942)	$ 951,545	$ 34,620